Taxes (Details) ¥ in Millions, ¥ in Millions	12 Months Ended						60 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 JPY (¥)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)	Dec. 31, 2027 CNY (¥)	Mar. 31, 2024 JPY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 JPY (¥)	Oct. 01, 2019
Taxes (Details) [Line Items]
Statutory income tax rate	30.60%	30.60%	30.60%	30.60%	30.60%	34.00%
Profit taxes rate	5.80%	5.80%	5.80%	5.80%	(9.70%)	36.30%
Taxable income (in Yuan Renminbi) | ¥				¥ 1
Profit taxes rate	2.50%	2.50%	2.50%	2.50%
Reduced effective rate amount (in Yuan Renminbi) | ¥				¥ 1
Reduced amount of effective rate (in Yuan Renminbi) | ¥				¥ 3
Income taxes description	The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of MYR2,500,000 or less) is 17% for the first MYR600,000 taxable income, with the remaining balance being taxed at the 24% rate.	The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of MYR2,500,000 or less) is 17% for the first MYR600,000 taxable income, with the remaining balance being taxed at the 24% rate.	The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of MYR2,500,000 or less) is 17% for the first MYR600,000 taxable income, with the remaining balance being taxed at the 24% rate.	The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of MYR2,500,000 or less) is 17% for the first MYR600,000 taxable income, with the remaining balance being taxed at the 24% rate.
Consumption tax (in Dollars)	$ 600,000
Tax refund (in Dollars)	$ 2,000,000
Rate of total outstanding shares	50.00%	50.00%	50.00%	50.00%
Share capital exceeds (in Yen) | ¥								¥ 100.0
Taxable income percentage	40.00%	40.00%	40.00%	40.00%
Subject to rate description	The portion of its URE not more than ¥30 million is subject to a rate of 10%, the portion between ¥30 million and ¥100 million is subject to a rate of 15%, and the portion over ¥100 million is subject to a rate of 20%.	The portion of its URE not more than ¥30 million is subject to a rate of 10%, the portion between ¥30 million and ¥100 million is subject to a rate of 15%, and the portion over ¥100 million is subject to a rate of 20%.	The portion of its URE not more than ¥30 million is subject to a rate of 10%, the portion between ¥30 million and ¥100 million is subject to a rate of 15%, and the portion over ¥100 million is subject to a rate of 20%.	The portion of its URE not more than ¥30 million is subject to a rate of 10%, the portion between ¥30 million and ¥100 million is subject to a rate of 15%, and the portion over ¥100 million is subject to a rate of 20%.
Operating loss carryforward (in Dollars)	$ 2,964,163
Applicable consumption tax rate											8.00%
Consumption tax amount	28,300,000							3,800.0
Tax consultant amount	6,100,000	¥ 800.0
Consumption tax payable	5,475,313								$ 16,600,000	¥ 2,200.0
Consumption tax amount									12,900,000	1,700.0
Additional consumption tax amount									4,900,000	¥ 700.0
Consumption tax receivable	200,000							30.0
Tokyo Regional Taxation Bureau [Member]
Taxes (Details) [Line Items]
Consumption tax payable	$ 600,000							¥ 90.9
Minimum [Member]
Taxes (Details) [Line Items]
Foreign income tax rate	0.00%	0.00%	0.00%	0.00%
Applicable consumption tax rate											8.00%
Maximum [Member]
Taxes (Details) [Line Items]
Foreign income tax rate	8.45%	8.45%	8.45%	8.45%
Applicable consumption tax rate											10.00%
Japan [Member]
Taxes (Details) [Line Items]
Statutory income tax rate	30.60%	30.60%	30.60%	30.60%	30.60%	34.00%
Operating loss carryforward (in Dollars)									8,780,785
Hong Kong [Member]
Taxes (Details) [Line Items]
Profit taxes rate						16.50%
Effective income tax value (in Dollars)						$ 2,000,000
Operating loss carryforward (in Dollars)	$ 61,458								$ 3,025,621
Hong Kong [Member] | TLS [Member]
Taxes (Details) [Line Items]
Profit taxes rate	8.25%	8.25%	8.25%	8.25%	8.25%
Effective income tax value (in Dollars)			$ 2,000,000		$ 2,000,000
PRC [Member]
Taxes (Details) [Line Items]
Foreign income tax rate	25.00%	25.00%	25.00%	25.00%
Reduced effective percentage	5.00%	5.00%	5.00%	5.00%
Malaysia [Member]
Taxes (Details) [Line Items]
Foreign income tax rate	24.00%	24.00%	24.00%	24.00%
United States [Member]
Taxes (Details) [Line Items]
Foreign income tax rate	21.00%	21.00%	21.00%	21.00%
Operating loss carryforward (in Dollars)	$ 58,218
Canada [Member]
Taxes (Details) [Line Items]
Statutory income tax rate	11.50%	11.50%	11.50%	11.50%
Foreign income tax rate	15.00%	15.00%	15.00%	15.00%
Statutory income tax rate	26.50%	26.50%	26.50%	26.50%
Operating loss carryforward (in Dollars)	$ 61,114
Forecast [Member]
Taxes (Details) [Line Items]
Taxable income amount (in Yuan Renminbi) | ¥							¥ 3
Taxable income percentage							5.00%